Initial Class Shares | SC Ibbotson Balanced Fund
FUND SUMMARY SCSM Ibbotson Balanced Fund
INVESTMENT GOAL
Long-term capital growth and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares SC Ibbotson Balanced Fund Initial Class
Management Fee		0.13%
Other Expenses		0.06%
Acquired Fund Fees and Expenses		0.72%
Total Annual Fund Operating Expenses	[1]	0.91%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC Ibbotson Balanced Fund Initial Class	93	290	504	1,120

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund is a "fund of funds."  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called "ETFs").  Currently, the adviser or its affiliate, Massachusetts Financial Services Company ("MFS"), serves as investment adviser to all of the underlying funds.

Because this is a balanced allocation fund, the fund's assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the "Tactical Fund"), which invests in ETFs.  The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.  Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund's investments in the Tactical Fund will serve to shift the fund's overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds.  The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund's investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
60%	30% to 70%	40%	30% to 70%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under "How Investments Are Selected," the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*  The subadviser expects to allocate approximately 20% of the fund's assets to the Tactical Fund.  However, this allocation is subject to vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund's assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS.  The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control.  The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities.  However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund's investments.

PRINCIPAL RISKS
Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:
  The fund’s equity investments do not have the growth potential or value characteristics originally expected.
  Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
  The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
  The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
  The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

  Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
  The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
  During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
  The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.
ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:
  The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.
  Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.
  Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund's Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund's Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	13.40%	2nd Quarter 2009

Lowest	(11.11)%	3rd Quarter 2011

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC Ibbotson Balanced Fund	One Year	Since Inception	Inception Date
Initial Class	(1.56%)	6.87%	Oct. 01, 2008
Dow Jones Moderate U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	3.32%	7.54%	Oct. 01, 2008